REVENUE AND COST OF SALES (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
REVENUE AND COST OF SALES
Production costs	$ 10,531	$ 8,910	$ 17,971	$ 18,143
Write down of equipment and materials and supplies inventory	164	384	164	384
Depreciation and depletion	886	796	1,720	1,617
Total cost	$ 11,581	$ 10,090	$ 19,855	$ 20,144